DESCRIPTION OF THE PLANS - Narrative (Details)	12 Months Ended
Dec. 31, 2025 year
EBP Plans
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	100.00%
Annual increase deferral rate	1.00%
Minimum age for eligible catch-up contribution and Roth 401(k)	50
Distribution payment, percentage	100.00%
EBP Plans | EBP, Company Contributions And Non-Elective Contributions
EBP, Description of Plan [Line Items]
Employer contribution maximum vesting age	65
EBP Plans | Minimum
EBP, Description of Plan [Line Items]
Participant contribution percentage	4.00%
EBP Plans | Maximum
EBP, Description of Plan [Line Items]
Participant contribution percentage	10.00%
EBP 003
EBP, Description of Plan [Line Items]
Requisite service period	6 months
Non-elective contribution, percentage	4.00%
EBP 004
EBP, Description of Plan [Line Items]
Requisite service period	6 months
EBP 006
EBP, Description of Plan [Line Items]
Requisite service period	6 months
Non-elective contribution, percentage	4.00%
EBP 002
EBP, Description of Plan [Line Items]
Requisite service period	2 years
Non-elective contribution, percentage	4.00%